General and Administrative (Details) - Schedule of general and administrative - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of general and administrative [Abstract]
Payroll and related expenses	$ 1,845	$ 1,508	$ 1,563
Share-based payment	323	411	1,162
Professional services	1,451	1,133	555
Travel expenses	115	48	26
Rent and office maintenance	118	130	120
Depreciation	20	11	67
Marketing and others	393	75	7
Total general and administrative	$ 4,265	$ 3,316	$ 3,500